Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	Inventories

	2025	2024
	US$m	US$m
(a) Inventories (current)
Products
Goods in transit	69	85
Finished stocks	186	135
Warehouse stores and materials	419	457
Carbon credits	19	7
	693	684
(b) Inventories (non-current)
Warehouse stores and materials	33	18
Carbon credits	255	195
	288	213
Recognition and measurement
Inventories include hydrocarbon stocks, consumable supplies, maintenance spares and carbon credits expected to be utilised to offset future emissions. Inventories are valued at the lower of cost and net realisable value. Cost is determined on a weighted average basis and includes direct costs and an appropriate portion of fixed and variable production overheads where applicable. Inventories determined to be obsolete or damaged are written down to net realisable value, being the estimated selling price less selling costs.